As filed with the Securities and Exchange Commission on January 5, 2016

Registration Nos. 33-36528;

811-6161

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-1A

REGISTRATION STATEMENT Under THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 180	☒

REGISTRATION STATEMENT Under THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 186	☒

Allianz Funds

(Exact Name of Registrant as Specified in Charter)

1633 Broadway, New York, NY 10019

(Address of principal executive offices) (Zip code)

(888) 852-3922

(Registrant’s telephone number, including area code)

Julian Sluyters

c/o Allianz Global Investors Fund Management LLC

1633 Broadway

New York, NY 10019

Name and address of agent for service:

Copies to:

Thomas J. Fuccillo, Esq.

c/o Allianz Global Investors Fund Management LLC

1633 Broadway

New York, NY 10019

David C. Sullivan, Esq.

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199

It is proposed that this filing will become effective (check appropriate box):

☒	Immediately upon filing pursuant to paragraph (b)
☐	On [date] pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On [date] pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On [date] pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐  This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note: This Post-Effective Amendment is being filed to register Class R6 shares of AllianzGI Emerging Markets Opportunities Fund, AllianzGI Focused Growth Fund and AllianzGI Small-Cap Blend Fund (the “Funds”), each a series of Allianz Funds (the “Trust”). This Post-Effective Amendment No. 180 relates only to Class R6 shares of the Funds and does not supersede or amend disclosure in the Trust’s registration statement relating to any other series or class of shares of the Trust.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has met all the requirements for effectiveness of this Post-Effective Amendment No. 180 (the “Amendment”) to this Registration Statement pursuant to Rule 485(b) of the Securities Act of 1933 and has duly caused this Amendment to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York, and the State of New York on the 5th  day of  January, 2016.

ALLIANZ FUNDS

By:	/s/ Julian Sluyters
Name:	Julian Sluyters
Title:	President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Amendment has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

Julian Sluyters*	President and Chief Executive Officer	January 5, 2016
Julian Sluyters

Lawrence G. Altadonna*	Treasurer and Principal Financial and	January 5, 2016
Lawrence G. Altadonna	Accounting Officer

Deborah A. DeCotis*	Trustee	January 5, 2016
Deborah A. DeCotis

F. Ford Drummond*	Trustee	January 5, 2016
F. Ford Drummond

Bradford K. Gallagher*	Trustee	January 5, 2016
Bradford K. Gallagher

James A. Jacobson*	Trustee	January 5, 2016
James A. Jacobson

Hans W. Kertess*	Trustee	January 5, 2016
Hans W. Kertess

James S. MacLeod*	Trustee	January 5, 2016
James S. MacLeod

William B. Ogden, IV*	Trustee	January 5, 2016
William B. Ogden, IV

Davey S. Scoon*	Trustee	January 5, 2016
Davey S. Scoon

Alan Rappaport*	Trustee	January 5, 2016
Alan Rappaport

*By:	/s/ Julian Sluyters
Julian Sluyters
Attorney-In-fact and Agent for the Individuals Noted Above
Dated: January 5, 2016

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase